Provision for Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision for Income Tax (Textual)
Federal and state each net operating loss carry-forwards	$ 3,500,000
Expiration period description of federal and state net operating loss carry-forwards	2032 and 2022
Unrecognized tax benefits
Accrued interest and penalties related to uncertain tax positions